UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10533

Reserve Municipal Money-Market Trust
(Exact name of registrant as specified in charter)

The Reserve 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)

Christina Massaro The Reserve 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-401-5500

Date of fiscal year end:	May 31

Date of reporting period:	Quarter Ended August 31, 2008

Item 1.           Schedule of Investments

RESERVE MUNICIPAL MONEY-MARKET TRUST - ARIZONA MUNICIPAL MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2008

Principal			Value
Amount	TAX-EXEMPT OBLIGATIONS - 99.2%		(Note 1)

	ARIZONA - 94.6%
$69,000	Apache County IDA for Tucson Electric Power, Series 83A, 1.75%, 12/15/18(a)		$69,000
45,000	Apache County IDA for Tucson Electric Power, Series 83C, 1.75%, 12/15/18(a)		45,000
40,000	Arizona HCF for Catholic West, Series B, 1.70%, 7/1/35(a)		40,000
40,000	Arizona HCF for The Terraces, 1.78%, 12/1/37(a)		40,000
40,000	Arizona Sports & Tourism Authority, Multipurpose Stadium, 1.85%, 7/1/36(a)		40,000
40,000	Coconino County IDA for Scuff Steel Project, 1.94%, 3/1/27(a)		40,000
25,000	Coconino County PCR for Arizona Public Service Co. Project, 2.60%, 11/1/33(a)		25,000
40,000	Maricopa County IDA MHR for Las Gardenias Apartments, Series A, 2.00%, 4/15/33(a)		40,000
40,000	Maricopa County IDA MHR for San Remo Apartments Project, 2.08%, 9/15/35(a)		40,000
40,000	Maricopa County IDA MHR, 2.08%, 3/15/37(a)		40,000
85,000	Maricopa County IDA MHR, 2.00%, 11/1/14(a)		85,000
40,000	Phoenix IDA for Southwest Human Development Project, 1.84%, 4/1/28(a)		40,000
40,000	Phoenix IDA MHR for Del Mar Terrace Apartments, Series A, 1.88%, 10/1/29(a)		40,000
40,000	Pima County IDA for GNMA MBS Broadway, Series A, 1.62%, 12/1/25(a)		40,000
40,000	Salt River Pima for Indian Community, 1.90%, 10/1/26(a)		40,000
41,000	Scottsdale IDA for Notre Dame School, Series A, 1.85%, 5/1/21(a)		41,000
40,000	Yavapai County IDA HRB for Yavapai Regional Medical Center, Series B, 2.10%, 12/1/26(a)		40,000
40,000	Yavapai County IDA SWD for Allied Waste North America, Series A, 1.91%, 12/1/17(a)		40,000
40,000	Yuma IDA MHR for El Encanto Apartments Project, 1.56%, 4/15/33(a)		40,000
			825,000
	PUERTO RICO - 4.6%
40,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-2, 2.65%, 7/1/29(a)		40,000

	Total Investments (Cost* $865,000)	99.2%	865,000
	Other Assets less Liabilities	0.7	6,679
	Net Assets	100.0%	$871,679

(1) Recent Accounting Pronouncements :

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund’s net assets as of August 31, 2008:

Valuation Inputs	Investments in Securities
Level 1- Quoted Prices	$0
Level 2- Other Significant Observable Inputs	$865,000.00
Level 3- Significant Unobservable Inputs	0
Total	$865,000.00

RESERVE MUNICIPAL MONEY-MARKET TRUST - LOUISIANA MUNICIPAL MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2008 (Unaudited)

Principal
Amount	TAX-EXEMPT OBLIGATIONS - 99.3%		Value

	CALIFORNIA - 4.6%
$120,000	ABAG Finance Authority for Nonprofit Corporations MHR for Colma Bart Apartments, Series A, 1.95%, 11/15/35(a)		$120,000

	LOUISIANA - 66.3%
130,000	Ascension Parish for BASF Corporation Project, 2.59%, 3/1/25(a)		130,000
130,000	East Baton Rouge Parish for Road & Street Improvement, Series A 1.80%, 8/1/30(a)		130,000
130,000	East Baton Rouge Parish PCR for Exxon Mobil Corp., 2.00%, 11/1/19(a)		130,000
130,000	Louisiana HFA Multifamily for New Orleanian, 1.90%, 12/1/25(a)		130,000
130,000	Louisiana Local Govt. Environment Facilities CDA for Shreveport Utility Systems Project, 2.05%, 10/1/35(a)		130,000
75,000	Louisiana Local Govt. Environment Facilities CDA for South Extrusion Inc. Project, 1.99%, 12/1/17(a)		75,000
130,000	Louisiana Offshore Term Auth. Deepwater Port Rev. for Loop LLC Project, 1.85%, 10/1/19(a)		130,000
35,000	Louisiana Offshore Term Auth. Series B, 1.85%, 9/1/14 (a)		35,000
20,000	Louisiana PFA for Tiger Athletic Foundation Project, 1.81%, 9/1/34 (a)		20,000
130,000	Louisiana PFA for City Plaza LLC Project, 1.87%, 3/1/40 (a)		130,000
130,000	Louisiana PFA for Franciscan Missionaries, Series C, 1.60%, 7/1/30(a)		130,000
130,000	Louisiana PFA Multifamily for River View, 1.98%, 4/1/36(a)		130,000
95,000	Louisiana PFA Multifamily for RMK, 1.89%, 6/15/31(a)		95,000
130,000	South Louisiana Port Marine Term. for Holnam Inc. Project, 1.91%, 1/1/27(a)		130,000
215,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 1.70%, 7/1/21(a)		215,000
			1,740,000
	MARYLAND - 5.0%
130,000	Maryland Multifamily Parlane Apartments, 1.85%, 2/15/34 (a)		130,000

	OHIO - 3.6%
95,000	Cuyahoga County EDA for Cleveland Botanical Gardens Project, 1.88%, 7/1/31(a)		95,000

	PUERTO RICO - 16.2%
95,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-2, 2.65%, 7/1/29(a)		95,000
100,000	Puerto Rico Commonwealth Series 46, 2.15%, 7/1/33 (a)		100,000
130,000	Puerto Rico Commonwealth Series A-7, 1.90%, 7/1/33 (a)		130,000
100,000	Puerto Rico Commonwealth Series A-8, 1.70%, 7/1/34 (a)		100,000
			425,000

	NEW YORK - 3.6%
95,000	New York HSG for Rip Van Winkle House, 1.87%, 11/1/34 (a)		95,000

	Total Investments (Cost* $2,605,000)	99.3%	2,605,000
	Other Assets less Liabilities	0.7	19,619
	Net Assets	100.0%	$2,624,619

See notes to financial statements.

(1) Recent Accounting Pronouncements (continued) :

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund’s net assets as of August 31, 2008:

Valuation Inputs	Investments in Securities
Level 1- Quoted Prices	$0
Level 2- Other Significant Observable Inputs	$2,605,000.00
Level 3- Significant Unobservable Inputs	0
Total	$2,605,000.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST - MINNESOTA MUNICIPAL MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2008

Principal			Value
Amount	TAX-EXEMPT OBLIGATIONS - 97.6%		(Note 1)

	CALIFORNIA - 4.6%
$455,000	California Statewide CDA for Goodwill of Santa Cruz, 1.57%, 2/1/38(a)		$455,000

	MINNESOTA - 70.2%
450,000	Andover Senior Housing for Presbyterian Homes Inc. Project, 2.00%, 11/15/33(a)		450,000
85,000	Cohasset for Minnesota Power & Light Co. Project, Series A, 1.90%, 6/1/20(a)		85,000
300,000	Cohasset for Minnesota Power & Light Co. Project, Series B, 1.90%, 6/1/13(a)		300,000
200,000	Cohasset for Minnesota Power & Light Co. Project, Series C, 1.90%, 6/1/13(a)		200,000
300,000	Minneapolis Revenue for Guthrie Theater Project, Series A, 1.71%, 10/1/23(a)		300,000
470,000	Minneapolis Special School District No. 001, 5.00%, 2/1/09		475,946
454,000	Minnesota HFA for Residential Housing, Series C, 1.86%, 1/1/35(a)		454,000
485,000	Minnesota State EFA for Carleton College, Series 6-D, 1.75%, 4/1/35(a)		485,000
250,000	Minnesota State EFA for Trustees of Hamline University, Series 6-E3, 1.86%, 10/1/16(a)		250,000
485,000	Minnesota State EFA for University of St. Thomas, Series 5-C, 1.85%, 4/1/25(a)		485,000
495,000	Minnesota State EFA for William Mitchell College of Law, Series 5-S, 1.89%, 10/1/33(a)		495,000
105,000	Roseville Commercial Development Revenue for Berger Transfer and Storage, Series F, 1.79%, 12/1/15(a)		105,000
485,000	St. Cloud HCR for Centracare Health System Project, Series C, 1.96%, 5/1/42(a)		485,000
215,000	St. Louis Park Revenue for Catholic Finance Corp., 1.85%, 10/1/25(a)		215,000
210,000	St. Paul HDA for District Heating Revenue, 1.85%, 12/1/12(a)		210,000
485,000	St. Paul HDA for Science Museum of Minnesota, Series A, 1.87%, 5/1/27(a)		485,000
485,000	St. Paul HDA MHR for Highland Ridge Project, 2.00%, 10/1/33(a)		485,000
485,000	University of Minnesota, Series A, 1.93%, 1/1/34(a)(b)		485,000
485,000	Winona Port Authority IDR for Bay Street Milling Company Project, Series A, 2.10%, 6/1/11(a)		485,000
			6,934,946
	NEW YORK - 4.2%
415,000	Triborough Bridge & Tunnel Authority, Sub-Series B-2, 1.74%, 1/1/32(a)		415,000

	PENNSYLVANIA - 8.1%
800,000	Cumberland County Municipal Authority for Asbury Atlantic Inc., 1.83%, 1/1/41(a)		800,000

	PUERTO RICO - 10.5%
425,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-2, 2.65%, 7/1/29(a)		425,000
400,000	Puerto Rico Commonwealth GO for Public Improvement, Series B 2.15%, 7/1/32(a)		400,000
215,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-7, 1.90%, 7/1/33(a)		215,000
			1,040,000

	Total Investments (Cost* $9,644,946)	97.6%	9,644,946
	Other Assets less Liabilities	2.4	235,108
	Net Assets	100.0%	$9,880,054

	(1) Recent Accounting Pronouncements (continued) :

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

	Level 1 — quoted prices in active markets for identical securities.
	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
	Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

	The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	The following table summarizes the inputs used to value the fund’s net assets as of August 31, 2008:

	Valuation Inputs	Investments in Securities
	Level 1- Quoted Prices	$0
	Level 2- Other Significant Observable Inputs	$9,664,946.00
	Level 3- Significant Unobservable Inputs	0
	Total	$9,664,946.00

See notes to financial statements.

(2) Subsequent Events:

As of October 7, 2008, and until further notice, the Arizona Municipal Money-Market Fund, Louisiana Municipal Money-Market Fund and Minnesota Municipal Money-Market Fund (the “Funds”) are not offering any class of shares for purchase, except through dividend reinvestment. In addition, in accordance with relief provided pursuant to an exemptive order by the Securities and Exchange Commission (“SEC”) under section 22(e) of the Investment Company Act of 1940 (“1940 Act”), the Minnesota Municipal Money-Market Fund has suspended the right of redemption and postponed the date of payment upon redemption of shares for an indefinite period. At times since September 15, 2008 the Funds failed to transmit shareholder redemption proceeds within seven calendar days of receipt of the redemption request as required by the 1940 Act.

The Board of Trustees of the Reserve Municipal Money-Market Trust (“Board”) has voted to liquidate the net assets of the Funds and distribute the resulting proceeds to fund shareholders. Upon conclusion of such distributions, the Funds will become inactive.

Under the SEC exemptive order, any distributions to shareholders of the Minnesota Municipal Money-Market Fund are subject to the supervision of the SEC. Concerning the Minnesota Municipal Money-Market Fund, the Board and RMCI are currently working with the SEC to develop a plan to distribute the net assets of the Fund but cannot currently estimate the timing or amount of distributions to be made to shareholders. The Arizona Municipal Money-Market Fund and the Louisiana Municipal Money-Market Fund have not requested any relief from the SEC and are paying at proceeds in accordance with section 22(e) of the 1940 Act.

Due to recent economic turmoil, the net assets of the Funds have significantly declined (see Note 3) resulting from significant redemptions by investors in the Funds.

The Reserve Fund, the Primary Fund, the U.S. Government Fund, RMCI and certain of their trustees and officers have been named as defendants in numerous legal actions that have been filed since September 17, 2008. None of these actions is directed against any other series of the Reserve Fund or any other U.S. registered investment company advised by RMCI. Defendants have not been served in many of these actions but have become aware of them through public sources. Plaintiffs in these actions are investors (or broker-dealers for investors) who own or owned shares of the Primary Fund and the U.S. Government Fund.

Although the allegations in the actions differ in some respects, the actions arise from the same underlying set of facts relating to the Primary Fund’s holding of debt securities (with a face value of $785 million) issued by Lehman Brothers Holdings, Inc. (“Lehman”), which filed a petition for bankruptcy protection on September 15, 2008. The bankruptcy filing by Lehman resulted in a decrease to the fair values of all debt securities issued by Lehman and held by the Primary Fund as determined by the Board of Trustees. The fair value declines of the Primary Fund’s assets coupled with the aforementioned redemptions on and after September 15, 2008 resulted in the Fund’s significant decline in net asset value/share. As a result, the U.S. Government Fund experienced significant redemption demands. At the same time, the extreme illiquidity of the financial markets and the limited number of bids for securities held by the Primary Fund and the U.S. Government Fund made raising cash to meet those redemption requests difficult. Faced with this, the U.S. Government Fund obtained relief from the SEC permitting the U.S. Government Fund to suspend the right of redemption and postpone the date of payment or satisfaction upon redemption of shares for more than seven days after the tender of shares for redemption.

The above mentioned actions variously allege claims under the Securities Act of 1933, the Securities Exchange Act of 1934, the 1940 Act and common law for breach of contract, breach of fiduciary duty, fraud, and conversion arising from the conduct of one or more defendants prior to and during the week of September 15, 2008. Plaintiffs in these actions seek various forms of relief, including monetary compensation for losses sustained by a decrease in share value, an order directing the Primary Fund or the U.S. Government Fund, as the case may be, to recalculate redemption amounts, disgorgement of fund management fees, rescission of shares purchased and an order to liquidate the fund. Additional actions based upon similar allegations may be filed in the future.

RMCI, the Reserve Fund and other defendants are reviewing the allegations made in these actions and intend to vigorously defend them. The potential impact of these actions, all of which seek unquantifiable damages, attorneys’ fees, and expenses, and future potential similar suits is uncertain. There can be no assurance that these suits and/or ongoing adverse publicity will not result in adverse consequences for RMCI, The Reserve Fund, the Primary Fund, the U.S. Government Fund, the U.S. Treasury Fund, and the Funds.

The conditions and events described above resulted in a significant decline in the net assets of the Funds and in the Funds’ ability to meet shareholder redemption requests as required by the 1940 Act subsequent to May 31, 2008 and, accordingly, contributed to the liquidation of the Funds. Further, the conditions and events described above may result in the Funds disposing of their assets at distressed prices in order to meet shareholder redemption requests.

As a result of the decline of the Primary Fund’s NAV below $1 the process of determining accurately the number of shares each investor held in the Primary Fund has proven extremely complex. Reserve is currently undergoing an extensive reconciliation process to ensure all shareholder accounts are in balance.

(3) Recent net assets and redemptions payable information (Unaudited):

Net assets of the Funds as of October 3, 2008 were as follows:

Arizona Municipal Money-Market Fund $ 106,891

Louisiana Municipal Money-Market Fund $ 1,415,589

Minnesota Municipal Money-Market Fund $ 3,048,224

Redemptions payable as of October 3, 2008 were as follows:

Arizona Municipal Money-Market Fund $ 420,609

Louisiana Municipal Money-Market Fund $ 334

Minnesota Municipal Money-Market Fund $ 839,427

Item 2.           Controls and Procedures

(a)          It is the conclusion of the registrant’s principal executive officers and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)         The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.           Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Reserve Municipal Money-Market Trust

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

Date        October 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

By (Signature and Title)*	/s/ Patrick J. Farrell
Patrick J. Farrell
Chief Financial Officer

Date        October 29, 2008

*  Print the name and title of each signing officer under his or her signature.